Revenues	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Revenues
Note 2: Revenues
Revenues by type and geography
The following tables disaggregate revenues by type and geography and reconcile them to reportable segments (see note 3).

Revenues by type	Legal				Tax & Accounting				Global		Eliminations/
Three months ended	Professionals		Corporates		Professionals		Reuters News		Print		Rounding		Total
June 30,	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023

Recurring	702	667	382	340	179	167	164	155	–	–	(7)	(6)	1,420	1,323
Transactions	25	38	60	52	71	62	41	39	–	–	–	–	197	191
Global Print	–	–	–	–	–	–	–	–	123	133	–	–	123	133
Total	727	705	442	392	250	229	205	194	123	133	(7)	(6)	1,740	1,647

Revenues by type	Legal				Tax & Accounting				Global		Eliminations/
Six months ended	Professionals		Corporates		Professionals		Reuters News		Print		Rounding		Total
June 30,	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023

Recurring	1,400	1,339	752	666	378	343	328	310	–	–	(12)	(12)	2,846	2,646
Transactions	48	80	197	161	200	168	87	59	–	–	–	–	532	468
Global Print	–	–	–	–	–	–	–	–	247	271	–	–	247	271
Total	1,448	1,419	949	827	578	511	415	369	247	271	(12)	(12)	3,625	3,385

Revenues by geography (country of destination)	Legal				Tax & Accounting				Global		Eliminations/
Three months ended	Professionals		Corporates		Professionals		Reuters News		Print		Rounding		Total
June 30,	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023

U.S.	585	570	338	315	185	169	50	44	96	99	(7)	(6)	1,247	1,191
Canada (country of domicile)	26	20	3	4	12	11	2	2	10	17	–	–	53	54
Other	8	8	23	19	39	36	2	2	3	3	–	–	75	68

Americas (North America, Latin America, South America)	619	598	364	338	236	216	54	48	109	119	(7)	(6)	1,375	1,313

U.K.	67	62	37	29	7	8	107	103	7	8	–	–	225	210
Other	11	16	28	13	2	–	31	30	2	2	–	–	74	61
EMEA (Europe, Middle East and Africa)	78	78	65	42	9	8	138	133	9	10	–	–	299	271
Asia Pacific	30	29	13	12	5	5	13	13	5	4	–	–	66	63
Total	727	705	442	392	250	229	205	194	123	133	(7)	(6)	1,740	1,647

Revenues by geography (country of destination)	Legal				Tax & Accounting				Global		Eliminations/
Six months ended	Professionals		Corporates		Professionals		Reuters News		Print		Rounding		Total
June 30,	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023

U.S.	1,171	1,153	729	666	450	396	112	74	191	204	(12)	(12)	2,641	2,481
Canada (country of domicile)	49	40	8	8	25	23	3	3	20	30	–	–	105	104
Other	15	15	49	38	77	69	4	4	6	7	–	–	151	133

Americas (North America, Latin America, South America)	1,235	1,208	786	712	552	488	119	81	217	241	(12)	(12)	2,897	2,718

U.K.	133	130	71	58	14	13	212	205	16	16	–	–	446	422
Other	21	25	63	30	3	–	59	57	3	3	–	–	149	115
EMEA (Europe, Middle East and Africa)	154	155	134	88	17	13	271	262	19	19	–	–	595	537
Asia Pacific	59	56	29	27	9	10	25	26	11	11	–	–	133	130
Total	1,448	1,419	949	827	578	511	415	369	247	271	(12)	(12)	3,625	3,385
The Company revised its 2023 presentation to correct immaterial reclassifications, which did not impact total segment revenues or total consolidated revenues.